Other Revenues - Summary of Other Revenues by Type of Service (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 232,076	$ 33,793	¥ 337,469	¥ 482,392
Other Revenues
Disaggregation of Revenue [Line Items]
Revenues	8,332		14,910	14,655
Other Revenues | Online Direct Sales
Disaggregation of Revenue [Line Items]
Revenues	0		208	515
Other Revenues | Logistic Services Revenue
Disaggregation of Revenue [Line Items]
Revenues	1,813		2,148	2,059
Other Revenues | Promotion services revenue
Disaggregation of Revenue [Line Items]
Revenues	926		7,772	9,125
Other Revenues | Service, Others
Disaggregation of Revenue [Line Items]
Revenues	¥ 5,593		¥ 4,782	¥ 2,956